Employee Benefits - Weighted Average Duration of Defined Benefit Obligations (Detail)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Japanese plans [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	12 years	13 years
Foreign plans [member]
Disclosure of defined benefit plans [line items]
Weighted average duration of defined benefit obligations	11 years	11 years